Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2019
Profit or loss [abstract]
Disclosure of earnings per share [text block]
	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Numerator
Net profit from continuing operations attributable to ordinary equity holders of the Parent	132,047	76,699	94,171
Net loss from discontinued operations attributable to ordinary equity holders of the Parent	-	-	(389)
Net profit attributable to ordinary equity holders of the Parent	132,047	76,699	93,782
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	446,062
	2019	2018	2017
	S/	S/	S/

Basic profit for common and investment shares from continuing operations	0.31	0.18	0.21
Basic loss for common and investment shares from discontinued operations	-	-	-
Basic profit for common and investment shares from continuing and discontinued operations	0.31	0.18	0.21